Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 1,046	$ 1,975
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		353	435
Net Amounts		693	1,540
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	232	852
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		81	45
Net Amounts		151	807
Commodity Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	238	408
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		91	28
Net Amounts		147	380
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	128	238
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		57	7
Net Amounts		71	231
Commodity Contract | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	59	160
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		59	159
Net Amounts			1
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13
Interest Rate Contract | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	748	1,407
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		202	248
Net Amounts		546	1,159
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	90	614
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		10	38
Net Amounts		80	$ 576
Foreign currency exchange rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1
Foreign currency exchange rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		$ 1

[1]	Excludes derivative assets of $151 million and $201 million at Dominion Energy and $1 million and $30 million at Virginia Power at March 31, 2023 and December 31, 2022, respectively, which are not subject to master netting or other similar arrangements.